Segments information - Sales by product (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Sales by product
Total sales revenue	$ 108,391,346	$ 119,898,794
National sales
Sales by product
Sales by product	55,201,322	60,962,385
National sales | Mid-distillates
Sales by product
Sales by product	24,553,761	28,031,166
National sales | Gasolines
Sales by product
Sales by product	18,368,808	20,610,595
National sales | Gas Natural
Sales by product
Sales by product	3,322,731	3,016,677
National sales | Services
Sales by product
Sales by product	2,618,695	2,643,135
National sales | Electric power transmission services
Sales by product
Sales by product	2,010,717	1,934,461
National sales | Roads and construction services
Sales by product
Sales by product	260,781	255,736
National sales | Fuel gas service
Sales by product
Sales by product	738,821	621,349
National sales | Plastic and rubber
Sales by product
Sales by product	930,979	1,216,431
National sales | Asphalts
Sales by product
Sales by product	684,959	634,240
National sales | L.P.G. and propane
Sales by product
Sales by product	613,543	807,235
National sales | Crude oil
Sales by product
Sales by product	132,357	214,587
National sales | Polyethylene
Sales by product
Sales by product	234,620	220,975
National sales | Aromatics
Sales by product
Sales by product	228,180	242,045
National sales | Other products
Sales by product
Sales by product	502,370	513,753
Foreign sales
Sales by product
Sales by product	53,190,024	58,936,409
Foreign sales | Gasolines
Sales by product
Sales by product	193,394	157,685
Foreign sales | Gas Natural
Sales by product
Sales by product	75,044	189,665
Foreign sales | Electric power transmission services
Sales by product
Sales by product	4,373,784	3,750,829
Foreign sales | Roads and construction services
Sales by product
Sales by product	3,510,948	3,209,685
Foreign sales | Plastic and rubber
Sales by product
Sales by product	1,096,741	1,621,076
Foreign sales | L.P.G. and propane
Sales by product
Sales by product	206,540	242,581
Foreign sales | Crude oil
Sales by product
Sales by product	36,879,139	43,946,601
Foreign sales | Fuel oil
Sales by product
Sales by product	3,047,606	3,628,416
Foreign sales | Other products
Sales by product
Sales by product	1,241,335	1,261,563
Foreign sales | Diesel
Sales by product
Sales by product	3,215,505	1,896,842
Foreign sales | Cash flow hedging
Sales by product
Sales by product	(650,012)	(968,534)
Foreign sales | Construction services [Member]
Sales by product
Sales by product	3,510,948
Eliminations
Sales by product
Total sales revenue	(37,808,499)	(35,672,366)
Eliminations | National sales
Sales by product
Sales by product	(37,807,948)	(35,530,475)
Eliminations | National sales | Mid-distillates
Sales by product
Sales by product	(26,947)	(17,855)
Eliminations | National sales | Gasolines
Sales by product
Sales by product	(2,930,104)	(3,249,035)
Eliminations | National sales | Gas Natural
Sales by product
Sales by product	(923,288)	(766,851)
Eliminations | National sales | Services
Sales by product
Sales by product	(10,931,198)	(8,135,332)
Eliminations | National sales | Fuel gas service
Sales by product
Sales by product	(7,064)	(6,404)
Eliminations | National sales | L.P.G. and propane
Sales by product
Sales by product	(13,591)	(23,449)
Eliminations | National sales | Crude oil
Sales by product
Sales by product	(20,640,083)	(21,988,457)
Eliminations | National sales | Polyethylene
Sales by product
Sales by product	513
Eliminations | National sales | Other products
Sales by product
Sales by product	(2,336,186)	(1,343,092)
Eliminations | Foreign sales
Sales by product
Sales by product	(551)	(141,891)
Eliminations | Foreign sales | Crude oil
Sales by product
Sales by product		(141,891)
Eliminations | Foreign sales | Other products
Sales by product
Sales by product	(551)
Exploration and Production | Operating segments
Sales by product
Total sales revenue	60,702,464	70,007,372
Exploration and Production | Operating segments | National sales
Sales by product
Sales by product	25,684,315	26,484,176
Exploration and Production | Operating segments | National sales | Gas Natural
Sales by product
Sales by product	4,246,019	3,783,528
Exploration and Production | Operating segments | National sales | Services
Sales by product
Sales by product	178,448	386,472
Exploration and Production | Operating segments | National sales | Asphalts
Sales by product
Sales by product	46,250	32,966
Exploration and Production | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	408,442	550,211
Exploration and Production | Operating segments | National sales | Crude oil
Sales by product
Sales by product	20,772,440	21,711,604
Exploration and Production | Operating segments | National sales | Other products
Sales by product
Sales by product	32,716	19,395
Exploration and Production | Operating segments | Foreign sales
Sales by product
Sales by product	35,018,149	43,523,196
Exploration and Production | Operating segments | Foreign sales | Gas Natural
Sales by product
Sales by product	75,044	189,665
Exploration and Production | Operating segments | Foreign sales | L.P.G. and propane
Sales by product
Sales by product	206,540	242,581
Exploration and Production | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	35,357,848	43,996,345
Exploration and Production | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	20,767	27,147
Exploration and Production | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(642,050)	(932,542)
Refining and Petrochemicals | Operating segments
Sales by product
Total sales revenue	63,062,184	66,114,562
Refining and Petrochemicals | Operating segments | National sales
Sales by product
Sales by product	52,995,189	57,741,794
Refining and Petrochemicals | Operating segments | National sales | Mid-distillates
Sales by product
Sales by product	24,580,708	28,049,021
Refining and Petrochemicals | Operating segments | National sales | Gasolines
Sales by product
Sales by product	21,298,912	23,859,630
Refining and Petrochemicals | Operating segments | National sales | Services
Sales by product
Sales by product	1,313,177	315,302
Refining and Petrochemicals | Operating segments | National sales | Fuel gas service
Sales by product
Sales by product	745,885	627,753
Refining and Petrochemicals | Operating segments | National sales | Plastic and rubber
Sales by product
Sales by product	930,979	1,216,431
Refining and Petrochemicals | Operating segments | National sales | Asphalts
Sales by product
Sales by product	638,709	601,274
Refining and Petrochemicals | Operating segments | National sales | L.P.G. and propane
Sales by product
Sales by product	218,692	280,473
Refining and Petrochemicals | Operating segments | National sales | Crude oil
Sales by product
Sales by product		491,440
Refining and Petrochemicals | Operating segments | National sales | Polyethylene
Sales by product
Sales by product	234,107	220,975
Refining and Petrochemicals | Operating segments | National sales | Aromatics
Sales by product
Sales by product	228,180	242,045
Refining and Petrochemicals | Operating segments | National sales | Other products
Sales by product
Sales by product	2,805,840	1,837,450
Refining and Petrochemicals | Operating segments | Foreign sales
Sales by product
Sales by product	10,066,995	8,372,768
Refining and Petrochemicals | Operating segments | Foreign sales | Gasolines
Sales by product
Sales by product	193,394	157,685
Refining and Petrochemicals | Operating segments | Foreign sales | Plastic and rubber
Sales by product
Sales by product	1,096,741	1,621,076
Refining and Petrochemicals | Operating segments | Foreign sales | Crude oil
Sales by product
Sales by product	1,521,291	92,147
Refining and Petrochemicals | Operating segments | Foreign sales | Fuel oil
Sales by product
Sales by product	3,047,606	3,628,416
Refining and Petrochemicals | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	1,000,420	1,012,594
Refining and Petrochemicals | Operating segments | Foreign sales | Diesel
Sales by product
Sales by product	3,215,505	1,896,842
Refining and Petrochemicals | Operating segments | Foreign sales | Cash flow hedging
Sales by product
Sales by product	(7,962)	(35,992)
Transportation and Logistics | Operating segments
Sales by product
Total sales revenue	11,823,671	9,868,669
Transportation and Logistics | Operating segments | National sales
Sales by product
Sales by product	11,823,671	9,868,669
Transportation and Logistics | Operating segments | National sales | Services
Sales by product
Sales by product	11,823,671	9,868,669
Concessions, electricity transport and roads | Operating segments
Sales by product
Total sales revenue	10,611,526	9,580,557
Concessions, electricity transport and roads | Operating segments | National sales
Sales by product
Sales by product	2,506,095	2,398,221
Concessions, electricity transport and roads | Operating segments | National sales | Services
Sales by product
Sales by product	234,597	208,024
Concessions, electricity transport and roads | Operating segments | National sales | Electric power transmission services
Sales by product
Sales by product	2,010,717	1,934,461
Concessions, electricity transport and roads | Operating segments | National sales | Roads and construction services
Sales by product
Sales by product	260,781	255,736
Concessions, electricity transport and roads | Operating segments | Foreign sales
Sales by product
Sales by product	8,105,431	7,182,336
Concessions, electricity transport and roads | Operating segments | Foreign sales | Electric power transmission services
Sales by product
Sales by product	4,373,784	3,750,829
Concessions, electricity transport and roads | Operating segments | Foreign sales | Roads and construction services
Sales by product
Sales by product		3,209,685
Concessions, electricity transport and roads | Operating segments | Foreign sales | Other products
Sales by product
Sales by product	220,699	$ 221,822
Concessions, electricity transport and roads | Operating segments | Foreign sales | Construction services [Member]
Sales by product
Sales by product	$ 3,510,948